LEASES - Maturities of operating lease liabilities (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
Maturities of operating lease liabilities
Less than 1 year	₫ 1,147,462	$ 45,677,401	₫ 1,639,537
From 1 to 2 years	1,091,918	43,466,343	1,513,802
From 2 to 3 years	510,227	20,310,776	1,385,638
From 3 to 4 years	352,179	14,019,307	819,732
From 4 to 5 years	356,113	14,175,909	514,174
Thereafter	1,054,706	41,985,032	1,782,592
TOTAL	4,512,605	179,634,768	7,655,475
Less: Imputed interest	1,217,715	48,473,986	2,169,629
Present value of lease obligations	3,294,890	131,160,782	5,485,846
Less: Current portion	1,088,938	43,347,717	1,486,822
Non-current portion of lease obligations	₫ 2,205,952	$ 87,813,065	₫ 3,999,024